BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share (in New Shekels per share) | ₪ / shares		₪ 0.03		₪ 0.03
Convertible preferred stock, shares authorized	18,300,000		18,300,000
Convertible preferred stock, shares issued	2,954,267		2,954,267
Convertible preferred stock, shares outstanding	2,954,267		2,954,267
Aggregate liquidation preference | $	$ 0		$ 15,250
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	16,666,667		4,700,000
Ordinary shares, shares issued	8,758,037		576,556
Ordinary shares, shares outstanding	8,758,037		576,556